Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) - USD ($)		Dec. 31, 2014		Dec. 31, 2013
Assets:
Total loans, net of unearned income and allowance for loan losses		$ 15,997,718,000		$ 15,135,265,000
Short Term Financial Assets:
Total interest-bearing cash		1,621,967,000		730,297,000
Total federal funds sold		63,080,000		66,079,000
Securities purchased under agreements to resell		659,154,000		412,614,000
Trading securities		1,194,391,000		801,718,000
Loans held-for-sale		141,285,000		370,152,000
Securities available for sale		3,556,613,000	[1]	3,398,457,000	[2]
Securities held-to-maturity (Note 3)		4,292,000		0
Derivative assets		134,088,000		181,866,000
Other Assets Financial Instruments
Total other assets		159,753,000		205,746,000
Non Earning Assets
Cash and due from banks		349,171,000		349,216,000
Capital markets receivables		42,488,000		45,255,000
Total assets		25,668,187,000		23,784,493,000
Deposits:
Total deposits		18,068,939,000		16,734,956,000
Trading liabilities		594,314,000		368,348,000
Short Term Financial Liabilities
Total federal funds purchased		1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase		562,214,000		442,789,000
Other Short-term Borrowings		157,218,000		181,146,000
Term Borrowings
Total long term borrowings		1,880,105,000		1,739,859,000
Derivative liabilities		119,239,000		154,280,000
Other noninterest-bearing liabilities
Capital markets payables		18,157,000		21,173,000
Total liabilities		23,086,597,000		21,296,116,000
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		15,997,718,000		15,135,265,000
Short Term Financial Assets:
Total interest-bearing cash		1,621,967,000		730,297,000
Total federal funds sold		63,080,000		66,079,000
Securities purchased under agreements to resell		659,154,000		412,614,000
Total short-term financial assets		2,344,201,000		1,208,990,000
Trading securities	[3]	1,194,391,000		801,718,000
Loans held-for-sale	[3]	141,285,000		370,152,000
Securities available for sale	[3]	3,556,613,000	[4]	3,398,457,000	[5]
Securities held-to-maturity (Note 3)		4,292,000
Derivative assets	[3]	134,088,000		181,866,000
Other Assets Financial Instruments
Tax credit investments		82,907,000		88,612,000
Deferred compensation assets		25,665,000		23,880,000
Total other assets		108,572,000		112,492,000
Non Earning Assets
Cash and due from banks		349,171,000		349,216,000
Capital markets receivables		42,488,000		45,255,000
Accrued interest receivable		67,301,000		69,208,000
Total nonearning assets		458,960,000		463,679,000
Total assets		23,940,120,000		21,672,619,000
Deposits:
Defined maturity		1,276,938,000		1,505,712,000
Undefined maturity		16,792,001,000		15,229,244,000
Total deposits		18,068,939,000		16,734,956,000
Trading liabilities	[3]	594,314,000		368,348,000
Short Term Financial Liabilities
Total federal funds purchased		1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase		562,214,000		442,789,000
Other Short-term Borrowings		157,218,000		181,146,000
Total short-term financial liabilities		1,756,484,000		1,666,568,000
Term Borrowings
Real estate investment trust-preferred		45,896,000		45,828,000
Term borrowings - new market tax credit investment		18,000,000		18,000,000
Borrowings secured by residential real estate		65,612,000		310,833,000
Other long term borrowings		1,750,597,000		1,365,198,000
Total long term borrowings		1,880,105,000		1,739,859,000
Derivative liabilities	[3]	119,239,000		154,280,000
Other noninterest-bearing liabilities
Capital markets payables		18,157,000		21,173,000
Accrued interest payable		23,995,000		23,813,000
Total other noninterest-bearing liabilities		42,152,000		44,986,000
Total liabilities		22,461,233,000		20,708,997,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		8,940,275,000		7,837,130,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		1,259,143,000		1,122,676,000
Carrying Reported Amount Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,935,060,000		5,206,586,000
Carrying Reported Amount Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		519,839,000		639,751,000
Carrying Reported Amount Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		343,401,000		329,122,000
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		15,721,587,000		14,630,444,000
Short Term Financial Assets:
Total interest-bearing cash		1,621,967,000		730,297,000
Total federal funds sold		63,080,000		66,079,000
Securities purchased under agreements to resell		659,154,000		412,614,000
Total short-term financial assets		2,344,201,000		1,208,990,000
Trading securities	[3]	1,194,391,000		801,718,000
Loans held-for-sale	[3]	141,285,000		370,152,000
Securities available for sale	[3]	3,556,613,000	[4]	3,398,457,000	[5]
Securities held-to-maturity (Note 3)		5,404,000
Derivative assets	[3]	134,088,000		181,866,000
Other Assets Financial Instruments
Tax credit investments		65,314,000		75,926,000
Deferred compensation assets		25,665,000		23,880,000
Total other assets		90,979,000		99,806,000
Non Earning Assets
Cash and due from banks		349,171,000		349,216,000
Capital markets receivables		42,488,000		45,255,000
Accrued interest receivable		67,301,000		69,208,000
Total nonearning assets		458,960,000		463,679,000
Total assets		23,647,508,000		21,155,112,000
Deposits:
Defined maturity		1,282,833,000		1,520,950,000
Undefined maturity		16,792,001,000		15,229,244,000
Total deposits		18,074,834,000		16,750,194,000
Trading liabilities	[3]	594,315,000		368,348,000
Short Term Financial Liabilities
Total federal funds purchased		1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase		562,214,000		442,789,000
Other Short-term Borrowings		157,218,000		181,146,000
Total short-term financial liabilities		1,756,484,000		1,666,568,000
Term Borrowings
Real estate investment trust-preferred		49,350,000		47,000,000
Term borrowings - new market tax credit investment		18,049,000		17,685,000
Borrowings secured by residential real estate		56,623,000		268,249,000
Other long term borrowings		1,730,061,000		1,372,646,000
Total long term borrowings		1,854,083,000		1,705,580,000
Derivative liabilities	[3]	119,239,000		154,280,000
Other noninterest-bearing liabilities
Capital markets payables		18,157,000		21,173,000
Accrued interest payable		23,995,000		23,813,000
Total other noninterest-bearing liabilities		42,152,000		44,986,000
Total liabilities		22,441,107,000		20,689,956,000
Loan commitments		2,358,000		1,923,000
Standby and other commitments		4,451,000		4,653,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		8,902,045,000		7,759,902,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		1,243,404,000		1,075,385,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,747,761,000		4,858,031,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		483,179,000		606,038,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		345,198,000		331,088,000
Contractual Amount [Member]
Other noninterest-bearing liabilities
Loan commitments		7,309,137,000		7,469,553,000
Standby and other commitments		331,877,000		318,149,000
Fair Value Inputs Level1 [Member]
Short Term Financial Assets:
Securities available for sale		26,264,000		23,259,000
Other Assets Financial Instruments
Total other assets		28,010,000		26,900,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Short Term Financial Assets:
Total interest-bearing cash		1,621,967,000		730,297,000
Total federal funds sold		0		0
Securities purchased under agreements to resell		0		0
Total short-term financial assets		1,621,967,000		730,297,000
Trading securities	[3]	0		0
Loans held-for-sale	[3]	0		0
Securities available for sale	[3]	26,264,000		23,259,000
Securities held-to-maturity (Note 3)		0
Derivative assets	[3]	2,345,000		3,020,000
Other Assets Financial Instruments
Tax credit investments		0		0
Deferred compensation assets		25,665,000		23,880,000
Total other assets		25,665,000		23,880,000
Non Earning Assets
Cash and due from banks		349,171,000		349,216,000
Capital markets receivables		0		0
Accrued interest receivable		0		0
Total nonearning assets		349,171,000		349,216,000
Total assets		2,025,412,000		1,129,672,000
Deposits:
Defined maturity		0		0
Undefined maturity		0		0
Total deposits		0		0
Trading liabilities	[3]	0		0
Short Term Financial Liabilities
Total federal funds purchased		0		0
Securities sold under agreements to repurchase		0		0
Other Short-term Borrowings		0		0
Total short-term financial liabilities		0		0
Term Borrowings
Real estate investment trust-preferred		0		0
Term borrowings - new market tax credit investment		0		0
Borrowings secured by residential real estate		0		0
Other long term borrowings		0		0
Total long term borrowings		0		0
Derivative liabilities	[3]	2,035,000		4,343,000
Other noninterest-bearing liabilities
Capital markets payables		0		0
Accrued interest payable		0		0
Total other noninterest-bearing liabilities		0		0
Total liabilities		2,035,000		4,343,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member]
Short Term Financial Assets:
Securities available for sale		3,371,236,000		3,168,277,000
Other Assets Financial Instruments
Total other assets		131,743,000		178,846,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Short Term Financial Assets:
Total interest-bearing cash		0		0
Total federal funds sold		63,080,000		66,079,000
Securities purchased under agreements to resell		659,154,000		412,614,000
Total short-term financial assets		722,234,000		478,693,000
Trading securities	[3]	1,188,749,000		794,518,000
Loans held-for-sale	[3]	3,322,000		6,185,000
Securities available for sale	[3]	3,371,236,000		3,168,277,000
Securities held-to-maturity (Note 3)		0
Derivative assets	[3]	131,743,000		178,846,000
Other Assets Financial Instruments
Tax credit investments		0		0
Deferred compensation assets		0		0
Total other assets		0		0
Non Earning Assets
Cash and due from banks		0		0
Capital markets receivables		42,488,000		45,255,000
Accrued interest receivable		67,301,000		69,208,000
Total nonearning assets		109,789,000		114,463,000
Total assets		5,527,073,000		4,740,982,000
Deposits:
Defined maturity		1,282,833,000		1,520,950,000
Undefined maturity		16,792,001,000		15,229,244,000
Total deposits		18,074,834,000		16,750,194,000
Trading liabilities	[3]	594,315,000		368,348,000
Short Term Financial Liabilities
Total federal funds purchased		1,037,052,000		1,042,633,000
Securities sold under agreements to repurchase		562,214,000		442,789,000
Other Short-term Borrowings		157,218,000		181,146,000
Total short-term financial liabilities		1,756,484,000		1,666,568,000
Term Borrowings
Real estate investment trust-preferred		0		0
Term borrowings - new market tax credit investment		0		0
Borrowings secured by residential real estate		0		0
Other long term borrowings		1,730,061,000		1,372,646,000
Total long term borrowings		1,730,061,000		1,372,646,000
Derivative liabilities	[3]	111,964,000		147,022,000
Other noninterest-bearing liabilities
Capital markets payables		18,157,000		21,173,000
Accrued interest payable		23,995,000		23,813,000
Total other noninterest-bearing liabilities		42,152,000		44,986,000
Total liabilities		22,309,810,000		20,349,764,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level3 [Member]
Short Term Financial Assets:
Securities available for sale		3,307,000		8,126,000
Other Assets Financial Instruments
Total other assets		0		0
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		15,721,587,000		14,630,444,000
Short Term Financial Assets:
Total interest-bearing cash		0		0
Total federal funds sold		0		0
Securities purchased under agreements to resell		0		0
Total short-term financial assets		0		0
Trading securities	[3]	5,642,000		7,200,000
Loans held-for-sale	[3]	137,963,000		363,967,000
Securities available for sale	[3]	159,113,000	[4]	206,921,000	[5]
Securities held-to-maturity (Note 3)		5,404,000
Derivative assets	[3]	0		0
Other Assets Financial Instruments
Tax credit investments		65,314,000		75,926,000
Deferred compensation assets		0		0
Total other assets		65,314,000		75,926,000
Non Earning Assets
Cash and due from banks		0		0
Capital markets receivables		0		0
Accrued interest receivable		0		0
Total nonearning assets		0		0
Total assets		16,095,023,000		15,284,458,000
Deposits:
Defined maturity		0		0
Undefined maturity		0		0
Total deposits		0		0
Trading liabilities	[3]	0		0
Short Term Financial Liabilities
Total federal funds purchased		0		0
Securities sold under agreements to repurchase		0		0
Other Short-term Borrowings		0		0
Total short-term financial liabilities		0		0
Term Borrowings
Real estate investment trust-preferred		49,350,000		47,000,000
Term borrowings - new market tax credit investment		18,049,000		17,685,000
Borrowings secured by residential real estate		56,623,000		268,249,000
Other long term borrowings		0		0
Total long term borrowings		124,022,000		332,934,000
Derivative liabilities	[3]	5,240,000		2,915,000
Other noninterest-bearing liabilities
Capital markets payables		0		0
Accrued interest payable		0		0
Total other noninterest-bearing liabilities		0		0
Total liabilities		129,262,000		335,849,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		8,902,045,000		7,759,902,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		1,243,404,000		1,075,385,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,747,761,000		4,858,031,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		483,179,000		606,038,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		345,198,000		331,088,000
FHLB-Cincinnati Stock [Member] | Fair Value Inputs Level3 [Member]
Other noninterest-bearing liabilities
Restricted investments		87,900,000		128,000,000
FRB Stock [Member] | Fair Value Inputs Level3 [Member]
Other noninterest-bearing liabilities
Restricted investments		$ 66,000,000		$ 66,000,000

[1]	Includes $ 3.3 b illion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	Classes are detailed in the recurring and nonrecurring measurement tables.
[4]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 66.0 million.
[5]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $ 128.0 million and FRB stock of $ 66.0 million .